Restructuring initiatives	6 Months Ended
Sep. 30, 2020
Restructuring Initiatives [Abstract]
Restructuring initiatives
13. Restructuring initiatives:
Nomura has been experiencing a major structural shift such as a breakdown of the traditional investment banking business model, advances in digitization, and demographic shifts due to the shrinking population and aging society in Japan. To respond to the changing environment created by these shifts, Nomura works to swiftly reengineer its business platform and change its business approach in order to achieve sustainable growth in any business environment. Concretely, Nomura determined to eliminate the concept of regions to alleviate duplication between business and region, reduce the number of corporate functions, downscale unprofitable and low growth businesses and right-size
franchise in EMEA. During the year ended March 31, 2020, this restructuring initiative is almost completed.
Liabilities relating to these restructuring costs (including currency translation adjustments) were ¥507 million as of March 31, 2020 and ¥9,305 million were settled during the year ended March 31, 2020.
Nomura recognized ¥4,231 million of branch consolidation costs reported within
Non-interest
expenses—Occupancy and related depreciation
in the consolidated statements of income during the six months ended September 30, 2019 and within Nomura’s Retail and Other segments. As of March 31, 2020, ¥813 million were reported as liabilities within Other liabilities.
There was no significant restructuring cost for the six months ended September 30, 2020.